Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Cost		¥ 170,407
Investment in associates and joint ventures, beginning balance		161,472		¥ 119,766
Change of cost		34,229		37,110
Share of profit or loss		7,745		7,143	¥ 5,855
Declared dividends		(2,903)		(1,862)
Other equity movements		1,118		(685)
Provision of impairment		0
Investment in associates and joint ventures, ending balance		201,661		161,472	¥ 119,766
Accumulated amount of impairment		¥ (1,010)
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates	[1]	China Guangfa Bank Co., Ltd. ("CGB")
Accounting Method	[1]	Equity Method
Cost	[1]	¥ 45,176
Investment in associates and joint ventures, beginning balance	[1]	53,459
Change of cost	[1]	13,014
Share of profit or loss	[1]	4,410
Other equity movements	[1]	1,772
Provision of impairment	[1]	0
Investment in associates and joint ventures, ending balance	[1]	¥ 72,655		¥ 53,459
Percentage of equity interest		43.686%	[1]	43.686%
Accumulated amount of impairment		¥ 0		¥ 0
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates	[2]	Sino-Ocean Group Holding Limited ("Sino-Ocean")
Accounting Method	[2]	Equity Method
Cost	[2]	¥ 11,245
Investment in associates and joint ventures, beginning balance	[2]	13,626
Share of profit or loss	[2]	269
Declared dividends	[2]	(558)
Other equity movements	[2]	(525)
Provision of impairment	[2]	0
Investment in associates and joint ventures, ending balance	[2]	¥ 12,812		¥ 13,626
Percentage of equity interest		29.59%	[2]	29.79%
Accumulated amount of impairment		¥ (1,010)	[2]	¥ (1,010)
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates		China Life Property & Casualty Insurance Company Limited ("CLP&C")
Accounting Method		Equity Method
Cost		¥ 6,000
Investment in associates and joint ventures, beginning balance		8,185
Share of profit or loss		43
Declared dividends		(66)
Other equity movements		(199)
Provision of impairment		0
Investment in associates and joint ventures, ending balance		¥ 7,963		¥ 8,185
Percentage of equity interest		40.00%		40.00%
Accumulated amount of impairment		¥ 0		¥ 0
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates		COFCO Futures Company Limited ("COFCO Futures")
Accounting Method		Equity Method
Cost		¥ 1,339
Investment in associates and joint ventures, beginning balance		1,466
Share of profit or loss		35
Provision of impairment		0
Investment in associates and joint ventures, ending balance		¥ 1,501		¥ 1,466
Percentage of equity interest		35.00%		35.00%
Accumulated amount of impairment		¥ 0		¥ 0
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates		Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Company")
Accounting Method		Equity Method
Cost		¥ 20,000
Investment in associates and joint ventures, beginning balance		21,347
Share of profit or loss		1,106
Declared dividends		(1,059)
Other equity movements		(7)
Provision of impairment		0
Investment in associates and joint ventures, ending balance		¥ 21,387		¥ 21,347
Percentage of equity interest		43.86%		43.86%
Accumulated amount of impairment		¥ 0		¥ 0
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates	[3]	China United Network Communication Limited ("China Unicom") (iii)
Accounting Method	[3]	Equity Method
Cost	[3]	¥ 21,829
Investment in associates and joint ventures, beginning balance	[3]	21,783
Share of profit or loss	[3]	345
Declared dividends	[3]	(63)
Other equity movements	[3]	(173)
Provision of impairment	[3]	0
Investment in associates and joint ventures, ending balance	[3]	¥ 21,892		¥ 21,783
Percentage of equity interest		10.29%	[3]	10.56%
Accumulated amount of impairment		¥ 0		¥ 0
Other associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Associates	[4]	Others
Accounting Method	[4]	Equity Method
Cost	[4]	¥ 21,984
Investment in associates and joint ventures, beginning balance	[4]	9,732
Change of cost	[4]	12,036
Share of profit or loss	[4]	1,685
Declared dividends	[4]	(444)
Other equity movements	[4]	515
Provision of impairment	[4]	0
Investment in associates and joint ventures, ending balance	[4]	23,524		9,732
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost		127,573
Investment in associates and joint ventures, beginning balance		129,598
Change of cost		25,050
Share of profit or loss		7,893
Declared dividends		(2,190)
Other equity movements		1,383
Provision of impairment		0
Investment in associates and joint ventures, ending balance		161,734		129,598
Accumulated amount of impairment		¥ (1,010)
Joy City Commercial Property Fund L.P. (Joy City) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Joint Ventures	[5]	Joy City Commercial Property Fund L.P. ("Joy City")
Accounting method	[5]	Equity Method
Cost	[5]	¥ 6,281
Investment in associates and joint ventures, beginning balance	[5]	6,139
Share of profit or loss	[5]	36
Declared dividends	[5]	(388)
Provision of impairment	[5]	0
Investment in associates and joint ventures, ending balance	[5]	¥ 5,787		6,139
Percentage of equity interest	[5]	66.67%
Mapleleaf Century Limited (MCL) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Joint Ventures	[5]	Mapleleaf Century Limited ("MCL")
Accounting method	[5]	Equity Method
Cost	[5]	¥ 7,639
Investment in associates and joint ventures, beginning balance	[5]	5,332
Change of cost	[5]	1,495
Share of profit or loss	[5]	(766)
Other equity movements	[5]	(320)
Provision of impairment	[5]	0
Investment in associates and joint ventures, ending balance	[5]	¥ 5,741		5,332
Percentage of equity interest	[5]	75.00%
Other joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Joint Ventures	[4]	Others
Accounting method	[4]	Equity Method
Cost	[4]	¥ 28,914
Investment in associates and joint ventures, beginning balance	[4]	20,403
Change of cost	[4]	7,684
Share of profit or loss	[4]	582
Declared dividends	[4]	(325)
Other equity movements	[4]	55
Provision of impairment	[4]	0
Investment in associates and joint ventures, ending balance	[4]	28,399		20,403
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost		42,834
Investment in associates and joint ventures, beginning balance		31,874
Change of cost		9,179
Share of profit or loss		(148)
Declared dividends		(713)
Other equity movements		(265)
Provision of impairment		0
Investment in associates and joint ventures, ending balance		¥ 39,927		¥ 31,874

[1]	On 14 December 2018, the Company subscribed for 1,871,875,329 additional shares offering of CGB at RMB6.9511 per share, with a total consideration including the transaction fees of RMB13,014 million. Upon the completion of the transaction, the Company held 43.686% equity of CGB after the capital increase, and the proportion remained unchanged. On 1 January 2019, CGB began to adopt IFRS 9 and adjusted its equity to reflect the accumulated impact of adopting IFRS 9. The adoption of IFRS 9 by CGB has an impact on the Group's equity as at 1 January 2019 accordingly, which is still under evaluation.
[2]	The 2017 final dividend of HKD0.155 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 18 May 2018. The Company received a cash dividend amounting to RMB284 million. The 2018 interim dividend of HKD0.140 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 22 August 2018. The Company received a cash dividend amounting to RMB274 million. Sino-Ocean, the Group's associate is listed in Hong Kong. On 31 December 2018, the stock price of Sino-Ocean was HKD3.45 per share. As at 31 December 2017, an impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been made by the Group. The Group performed an impairment test to this investment on 31 December 2018. The recoverable amount of this investment valued by the Group approximated to the carrying amount and therefore no impairment loss was made for this investment in 2018.
[3]	The 2017 final dividend of RMB0.0198 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 9 May 2018. The Company received a cash dividend amounting to RMB63 million. China Unicom's share price on 28 December 2018 (the last trading day of 2018) was RMB5.17 per share.
[4]	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.
[5]	Glorious Fortune Forever Limited, a subsidiary of the Company, invested in the partnership Joy City, holding 66.67% of the total partnership interest. China Century Core Fund Limited, a subsidiary of the Company, invested in the partnership MCL, holding 75.00% of the total partnership interest. According to the partnership agreement, Glorious Fortune Forever Limited and China Century Core Fund Limited, as limited partners of such partnerships, cannot control these partnerships on their own, but has joint control with the general partners. Therefore, Joy City and MCL are accounted for as joint ventures of the Group.